Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Employee Benefit Plans (Table)
Options	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Outstanding as of December 31, 2021	350,000	$12.0	1.66	2,730
Vested at December 31, 2021	—	—	—	—
Exercisable at December 31, 2021	—	—	—	—
Forfeited or expired	(100,000)	—	—	(552)
Outstanding as of December 31, 2022	250,000	$12.0	0.68	2,179
Restricted stock and restricted stock units
Non Vested as of December 31, 2021	171,412	$—	1.17	667
Granted	80,000	—	—	211
Vested	(131,504)	—	—	(526)
Forfeited or expired	(37,907)	—	—	(100)
Non Vested as of December 31, 2022	82,001	$—	3.93	252